Significant accounting policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES
Time charter revenues			$ 22,227	$ 0	$ 0
Construction contract revenues			51,868	51,062	5,512
Other Revenue			474	511	0
Total revenues			74,569	51,573	5,512
OPERATING EXPENSES
Voyage Expenses			(1,139)	0	0
Vessel Operating Expenses			(6,197)	0	0
Construction contract expenses			(38,570)	(43,958)	(5,512)
Administrative expenses			(12,566)	(8,043)	(3,185)
Depreciation and amortization			(1,317)	(8)	0
Total operating expenses			(59,789)	(52,009)	(8,697)
Equity in earnings (losses) of joint ventures			(5,330)	40,228	5,007
Operating income			9,450	39,792	1,822
FINANCIAL INCOME (EXPENSES), NET
Interest income			4,959	2,122	2,481
Interest expense			(9,665)	(352)	(114)
Gain (loss) on derivative financial instruments			(161)	0	0
Other items, net			(2,788)	(1,096)	(1)
Total financial income (expense), net			(7,655)	674	2,366
Income (loss) before tax			1,795	40,466	4,188
Income tax expense			481	0	0
Net Income (loss)	$ 13,255	$ (11,941)	$ 1,314	$ 40,466	$ 4,188
Common units public [Member]
Earnings per unit
Earnings Per Share (Basic And Diluted)			$ 0.5	$ 0	$ 0
Common units Hoegh LNG [Member]
Earnings per unit
Earnings Per Share (Basic And Diluted)			0.5	0	0
Subordinated units [Member]
Earnings per unit
Earnings Per Share (Basic And Diluted)			$ 0.5	$ 0	$ 0
Scenario, Previously Reported [Member]
REVENUES
Time charter revenues			$ 20,918	$ 0
Construction contract revenues			49,277	50,362
Other Revenue			0	511
Total revenues			70,195	50,873
OPERATING EXPENSES
Voyage Expenses			(1,139)
Vessel Operating Expenses			(5,297)
Construction contract expenses			(35,384)	(43,272)
Administrative expenses			(11,656)	(8,043)
Depreciation and amortization			(1,317)	(8)
Total operating expenses			(54,793)	(51,323)
Equity in earnings (losses) of joint ventures			(5,330)	40,228
Operating income			10,072	39,778
FINANCIAL INCOME (EXPENSES), NET
Interest income			4,959	2,122
Interest expense			(9,590)	(352)
Gain (loss) on derivative financial instruments			(161)
Other items, net			(2,366)	(1,021)
Total financial income (expense), net			(7,158)	749
Income (loss) before tax			2,914	40,527
Income tax expense			(505)	0
Net Income (loss)	13,195	(10,786)	$ 2,409	40,527
Scenario, Previously Reported [Member] | Common units public [Member]
Earnings per unit
Earnings Per Share (Basic And Diluted)			$ 0.50
Scenario, Previously Reported [Member] | Common units Hoegh LNG [Member]
Earnings per unit
Earnings Per Share (Basic And Diluted)			0.50
Scenario, Previously Reported [Member] | Subordinated units [Member]
Earnings per unit
Earnings Per Share (Basic And Diluted)			$ 0.50
Restatement Adjustment [Member]
REVENUES
Time charter revenues			$ 1,339	0
Construction contract revenues			2,591	700
Other Revenue			474	0
Total revenues			4,404	700
OPERATING EXPENSES
Voyage Expenses			0
Vessel Operating Expenses			(900)
Construction contract expenses			(3,186)	(686)
Administrative expenses			(910)	0
Depreciation and amortization			0	0
Total operating expenses			(4,996)	(686)
Equity in earnings (losses) of joint ventures			0	0
Operating income			(592)	14
FINANCIAL INCOME (EXPENSES), NET
Interest income			0	0
Interest expense			0	0
Gain (loss) on derivative financial instruments			0
Other items, net			(422)	(75)
Total financial income (expense), net			(422)	(75)
Income (loss) before tax			(1,014)	(61)
Income tax expense			24	0
Net Income (loss)	$ 75	$ (1,065)	(990)	(61)
Indirect Adjustments [Member]
REVENUES
Time charter revenues			(30)	0
Construction contract revenues			0	0
Other Revenue			0	0
Total revenues			(30)	0
OPERATING EXPENSES
Voyage Expenses			0
Vessel Operating Expenses			0
Construction contract expenses			0	0
Administrative expenses			0	0
Depreciation and amortization			0	0
Total operating expenses			0	0
Equity in earnings (losses) of joint ventures			0	0
Operating income			(30)	0
FINANCIAL INCOME (EXPENSES), NET
Interest income			0	0
Interest expense			(75)	0
Gain (loss) on derivative financial instruments			0
Other items, net			0	0
Total financial income (expense), net			(75)	0
Income (loss) before tax			(105)	0
Income tax expense			0	0
Net Income (loss)			$ (105)	$ 0